Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Amounts Used to Calculate Basic and Diluted Earnings Per Share
The following table summarizes the amounts used to calculate basic and diluted earnings per share.

	For the years ended December 31,
(€ thousands, except per share data )	2025	2024	2023
Profit attributable to shareholders of the Parent Company	98,582	77,083	121,529

Weighted average number of shares for basic earnings per share	259,598,645	251,531,105	247,015,882
Adjustments for calculation of diluted earnings per share:
Long-term incentive awards (1)	1,310,639	1,852,226	2,124,670
CEO share awards (2)	389,436	713,615	2,283,381
Non-executive directors remuneration in shares (3)	173,266	142,150	149,836
IPO PSUs (4)	—	—	790,000
Weighted average number of shares for diluted earnings per share	261,471,986	254,239,096	252,363,769

Basic earnings per share in Euro	0.38	0.31	0.49
Diluted earnings per share in Euro	0.38	0.30	0.48
For the years ended December 31, 2025, 2024 and 2023, the diluted weighted average number of shares outstanding was increased to take into consideration the effect of potential ordinary shares relating to equity awards granted by the Group, to the extent to which they are dilutive. Potential ordinary shares are assumed to be converted into ordinary shares at the beginning of the period, except for new potential ordinary shares relating to awards granted during the period, which are considered converted from their grant date. The adjustments for the calculation of the weighted average number of shares for diluted earnings per share are further explained below. For additional information relating to equity awards granted by the Group, see also Note 37 — Share-based payments.
(1)Long-term incentive awards — Potential ordinary shares of the Company represented by performance share units (“PSUs”) and retention restricted share units (“RSUs”) granted to the Group’s senior management (the “Senior Management Team”) and other employees of the Group, which in the case of the PSUs are considered to be potential ordinary shares if the related performance conditions would have been met based on the Group’s performance up to the reporting date, and in the case of the RSUs are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date. Long-term incentive awards for 2023 also include potential ordinary shares of the Company granted to the Senior Management Team equal to a value of $7,500 thousand, which are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.
(2)CEO share awards — Potential ordinary shares of the Company from (i) the exercise of share purchase rights of all or part of the fixed remuneration of the Group Chairman and Chief Executive Officer (“CEO”), and (ii) PSUs granted to the Group’s Chairman and CEO, which are considered to be potential ordinary shares if the related performance conditions would have been met based on the Group’s performance up to the reporting date. These potential ordinary shares all refer to the Group’s Chairman and CEO that was in office during the year ended December 31, 2025.
(3)Non-executive directors remuneration in shares — Potential ordinary shares of the Company granted to the non-executive directors for 50% of their annual base remuneration for services provided and which, under the related terms and conditions, will be delivered to the recipients in the second year subsequent to the year in which the services are provided.
(4)IPO PSUs — PSUs related to the Company’s public listing, granted to the Group’s Chairman and CEO in office during the year ended December 31, 2025 and certain members of the Senior Management Team, which were considered to be potential ordinary shares if the related performance and market conditions were met and the recipients were still employed by the Group at the reporting date.